Loans - Schedule of Short-Term Loans (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Schedule of Short-Term Loans [Line Items]
Principal Amount		$ 1,307,937		$ 833,521
China Construction Bank [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[1]	$ 78,227		$ 203,457
Annual Interest Rate	[1]	3.82%		3.95%
Loan term	[1]	11/13/2024 - 11/13/2025		12/12/2023 - 12/12/2024
China Construction Bank [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[1]	$ 120,834		$ 77,173
Annual Interest Rate	[1]	3.82%		3.95%
Loan term	[1]	11/13/2024 - 11/13/2025		12/27/2023 - 12/27/2024
China Construction Bank [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[1]	$ 270,723		$ 121,420
Annual Interest Rate	[1]	3.82%		3.95%
Loan term	[1]	11/13/2024 - 11/13/2025		12/26/2023 - 12/26/2024
Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount		$ 838,153	[2]	$ 14,032	[1]
Annual Interest Rate		2.15%	[2]	4.15%	[1]
Loan term		06/30/2025 - 06/30/2026	[2]	06/28/2023 - 12/28/2024	[1]
China Construction Bank [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[1]			$ 110,428
Annual Interest Rate	[1]			3.95%
Loan term	[1]			01/31/2024 - 01/31/2025
China Construction Bank [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[1]			$ 68,474
Annual Interest Rate	[1]			3.85%
Loan term	[1]			12/12/2023 - 12/12/2024
Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Principal Amount	[2]			$ 238,537
Annual Interest Rate	[2]			4.15%
Loan term	[2]			06/28/2023 - 06/28/2025

[1]	These loans with China Construction Bank carry a fixed interest rate and are unsecured.
[2]	In connection with the loan with the Bank of China, Mr. Lei Xu provided a guarantee for the repayment of the loan.